LONG-TERM LOANS AND OTHER BORROWINGS - Principal payments (Details) $ in Millions, Rp in Billions	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 IDR (Rp)
Borrowings and other credit facilities
Long-term loans and other borrowings	Rp 27,331	$ 1,756	Rp 36,319
1-2 years
Borrowings and other credit facilities
Long-term loans and other borrowings	7,173
2-3 years
Borrowings and other credit facilities
Long-term loans and other borrowings	7,883
3-4 years
Borrowings and other credit facilities
Long-term loans and other borrowings	4,226
4-5 years
Borrowings and other credit facilities
Long-term loans and other borrowings	2,167
More than 5 years
Borrowings and other credit facilities
Long-term loans and other borrowings	5,882
Two-step loans
Borrowings and other credit facilities
Long-term loans and other borrowings	91		217
Two-step loans | 1-2 years
Borrowings and other credit facilities
Long-term loans and other borrowings	91
Bonds
Borrowings and other credit facilities
Long-term loans and other borrowings	4,793		4,793
Bonds | 2-3 years
Borrowings and other credit facilities
Long-term loans and other borrowings	2,098
Bonds | More than 5 years
Borrowings and other credit facilities
Long-term loans and other borrowings	2,695
Bank loans
Borrowings and other credit facilities
Long-term loans and other borrowings	22,085		29,745
Bank loans | 1-2 years
Borrowings and other credit facilities
Long-term loans and other borrowings	6,720
Bank loans | 2-3 years
Borrowings and other credit facilities
Long-term loans and other borrowings	5,785
Bank loans | 3-4 years
Borrowings and other credit facilities
Long-term loans and other borrowings	4,226
Bank loans | 4-5 years
Borrowings and other credit facilities
Long-term loans and other borrowings	2,167
Bank loans | More than 5 years
Borrowings and other credit facilities
Long-term loans and other borrowings	3,187
Other borrowings
Borrowings and other credit facilities
Long-term loans and other borrowings	362		Rp 1,564
Other borrowings | 1-2 years
Borrowings and other credit facilities
Long-term loans and other borrowings	Rp 362